Net Loss Per Share - Antidilutive Securities (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Employee stock options
Net Loss Per Share
Potentially dilutive securities	7,036,874	2,954,315
Restricted stock subject to forfeiture and restricted stock units
Net Loss Per Share
Potentially dilutive securities	34,001	370,170
Common stock warrants
Net Loss Per Share
Potentially dilutive securities	747,383	747,383